Stock Option and Incentive Plan - Assumptions Used in Calculating Fair Value of Options (Parenthetical) (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2022 shares
Disclosure of Stock Option and Incentive Plan [Abstract]
Stock options granted	0